Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,795	$ 1,165
Provision for credit losses
Originations	207	66
Maturities	(304)	(96)
Changes in risk, parameters and exposures	86	132
Write-offs	(98)	(54)
Recoveries	12	13
Exchange rate and other	(76)	(35)
Balance at end of period	2,622	1,191
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	995	281
Provision for credit losses
Transfers to Stage 1	129	27
Transfers to Stage 2	(47)	(8)
Transfers to Stage 3	(1)	(1)
Originations	207	66
Maturities	(165)	(43)
Changes in risk, parameters and exposures	(207)	(17)
Exchange rate and other	(16)	(5)
Balance at end of period	895	300
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,132	396
Provision for credit losses
Transfers to Stage 1	(129)	(26)
Transfers to Stage 2	61	9
Transfers to Stage 3	(15)	(18)
Maturities	(139)	(53)
Changes in risk, parameters and exposures	257	99
Exchange rate and other	(22)
Balance at end of period	1,145	407
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	668	488
Provision for credit losses
Transfers to Stage 1		(1)
Transfers to Stage 2	(14)	(1)
Transfers to Stage 3	16	19
Changes in risk, parameters and exposures	36	50
Write-offs	(98)	(54)
Recoveries	12	13
Exchange rate and other	(38)	(30)
Balance at end of period	$ 582	$ 484